Restricted Share Units (Details) - Restricted Share Units [Member] - USD ($)	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Restricted Share Units [Line Items]
Fair value	$ 686,986	$ 629,720
Consultants Directors and Officers [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	627,777